Financial Instruments - Summary of Recurring of Fair Value Measurements (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Beginning balance	R$ (13,637)
Ending balance	(25,097)	R$ (13,637)
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(13,637)
Ending balance	(25,097)	(13,637)
Recurring fair value measurement [member] | Derivative Financial Instruments Assets 1 [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Payment of capital increase in Geekie	0
Beginning balance	12,511	20,610	R$ 2,901
Acquisitions			8,851
Deferred revenue in Escola de Aplicação São José dos Campos	0	0	0
Disposals		(4,542)	(2,501)
Gains (losses) recognized in statement of income (loss)	14,119	(3,557)	11,359
Ending balance	26,630	12,511	20,610
Recurring fair value measurement [member] | Derivative Financial Instruments Liabilities 1 [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(13,637)	(30,076)	(20,474)
Payment of capital increase in Geekie	2,000
Acquisitions		(364)	(29,724)
Deferred revenue in Escola de Aplicação São José dos Campos	50	51	(201)
Disposals		19,852
Gains (losses) recognized in statement of income (loss)	(13,510)	(3,100)	20,323
Ending balance	R$ (25,097)	R$ (13,637)	R$ (30,076)